Pensions and Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule Actuarial Results Related to Pension and Other Post Retirement Benefits

For the years ended December 31, 2018, 2017 and 2016, the effects of pension plans and other post-employment benefits are summarized as follows:

		Pensions			Other benefits			Total
Net period cost (income):		2018	2017	2016	2018	2017	2016	2018	2017	2016
Recorded in operating costs and expenses
Service cost	Ps	193	221	151	35	33	25	228	254	176
Past service cost		168	(55)	8	—	—	—	168	(55)	8

		361	166	159	35	33	25	396	199	184

Recorded in other financial expenses
Net interest cost		691	693	711	84	74	57	775	767	768

Recorded in other comprehensive income
Actuarial (gains) losses for the period		(3,415)	20	3,985	11	(23)	34	(3,404)	(3)	4,019

	Ps	(2,363)	879	4,855	130	84	116	(2,233)	963	4,971

Summary of Actuarial (Gains) Losses

For the years 2018, 2017 and 2016, actuarial (gains) losses for the period were generated by the following main factors as follows:

		2018	2017	2016
Actuarial (gains) losses due to experience	Ps	(1,110)	121	(511)
Actuarial (gains) losses due to demographic assumptions		(1,104)	(46)	(231)
Actuarial (gains) losses due financial assumptions		(1,190)	(78)	4,761

	Ps	(3,404)	(3)	4,019

Disclosure of Net Defined Benefit Liability (Asset)

As of December 31, 2018 and 2017, the reconciliation of the actuarial benefits’ obligations and pension plan assets, are presented as follows:

		Pensions		Other benefits		Total
		2018	2017	2018	2017	2018	2017
Change in benefits obligation:
Projected benefit obligation at beginning of the period	Ps	54,910	51,055	1,436	1,164	56,346	52,219
Service cost		193	221	35	33	228	254
Interest cost		1,608	1,625	87	76	1,695	1,701
Actuarial (gains) losses		(5,126)	727	8	(24)	(5,118)	703
Additions through business combinations		—	2,801	111	271	111	3,072
Reduction from disposal of assets		(9)	—	—	—	(9)	—
Plan amendments		168	(55)	—	—	168	(55)
Benefits paid		(2,807)	(2,920)	(102)	(81)	(2,909)	(3,001)
Foreign currency translation		(2,226)	1,456	(30)	(3)	(2,256)	1,453

Projected benefit obligation at end of the period		46,711	54,910	1,545	1,436	48,256	56,346

Change in plan assets:
Fair value of plan assets at beginning of the period		32,665	28,828	28	26	32,693	28,854
Return on plan assets		917	932	3	2	920	934
Actuarial (gains) losses		(1,711)	707	(3)	(1)	(1,714)	706
Employer contributions		1,562	1,494	102	81	1,664	1,575
Additions through business combinations		—	2,841	—	—	—	2,841
Reduction for disposal of assets		—	(4)	—	—	—	(4)
Benefits paid		(2,807)	(2,920)	(102)	(81)	(2,909)	(3,001)
Foreign currency translation		(1,335)	787	—	1	(1,335)	788

Fair value of plan assets at end of the period		29,291	32,665	28	28	29,319	32,693

Net projected liability in the statement of financial position	Ps	17,420	22,245	1,517	1,408	18,937	23,653

Summary of Plan Assets Measured at Estimated Fair Value

As of December 31, 2018 and 2017, based on the hierarchy of fair values, plan assets are detailed as follows:

		2018				2017
		Level 1	Level 2	Level 3	Total	Level 1		Level 2	Level 3	Total
Cash	Ps	701	—	—	701	Ps	579	—	—	579
Investments in corporate bonds		131	6,720	—	6,851		144	6,067	1	6,212
Investments in government bonds		1,649	6,786	—	8,435		1,701	9,407	—	11,108

Total fixed-income securities		2,481	13,506	—	15,987		2,424	15,474	1	17,899

Investment in marketable securities		5,089	1,557	—	6,646		6,212	1,735	—	7,947
Other investments and private funds		973	4,172	1,541	6,686		991	3,279	2,577	6,847

Total variable-income securities		6,062	5,729	1,541	13,332		7,203	5,014	2,577	14,794

Total plan assets	Ps	8,543	19,235	1,541	29,319	Ps	9,627	20,488	2,578	32,693

Summary of Significant Assumptions Used in the Determination of the Benefit Obligation

The most significant assumptions used in the determination of the benefit obligation were as follows:

	2018				2017
		United	United	Range of rates in		United	United	Rates ranges in
	Mexico	States	Kingdom	other countries	Mexico	States	Kingdom	other countries
Discount rates	10.8%	4.5%	2.9%	1.3% – 7.5%	9.3%	3.9%	2.4%	1.3% – 6.3%
Rate of return on plan assets	10.8%	4.5%	2.9%	1.3% – 7.5%	9.3%	3.9%	2.4%	1.3% – 6.3%
Rate of salary increases	4.0%	—	3.3%	2.3% – 6.0%	4.0%	—	3.2%	1.5% – 6.0%

Schedule of Estimated Payments for Pensions and Other Post-Employment Benefits

As of December 31, 2018, estimated payments for pensions and other post-employment benefits over the next 10 years were as follows:

		2018
2019	Ps	2,904
2020		2,663
2021		2,641
2022		2,662

2023 – 2028		15,714

Aggregate Projected Benefit Obligation for Pension Plans and Other Post-Employment Benefits and the Plan Assets by Country

As of December 31, 2018 and 2017, the aggregate projected benefit obligation (“PBO”) for pension plans and other post-employment benefits and the plan assets by country were as follows:

		2018				2017
		PBO	Assets	Deficit		PBO	Assets	Deficit
Mexico	Ps	3,300	582	2,718	Ps	3,213	840	2,373
United States		5,619	3,428	2,191		6,378	4,031	2,347
United Kingdom[1]		28,771	20,775	7,996		35,602	23,145	12,457
Germany		3,973	195	3,778		4,362	213	4,149
Other countries		6,593	4,339	2,254		6,791	4,464	2,327

	Ps	48,256	29,319	18,937	Ps	56,346	32,693	23,653

1

Applicable regulation in the United Kingdom requires to maintain plan assets at a level similar to that of the obligations. Beginning in 2012, the pension fund receives annual dividends of approximately US$20, increasing at a 5% rate per year, from a limited partnership (the “Partnership”), whose assets transferred by CEMEX UK of an approximate value of US$553, are leased back to CEMEX UK. The Partnership is owned, controlled and consolidated by CEMEX UK. In 2037, on expiry of the arrangement, the Partnership will be terminated and under the terms of the agreement, the remaining assets will be distributed to CEMEX UK. Distributions from the Partnership to the pension fund are considered as employer contributions to plan assets in the period in which they occur.